PGIM Real Assets Fund
Consolidated Schedule of Investments as of July 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 81.9%
Affiliated Mutual Funds 52.1%
PGIM Global Real Estate Fund (Class R6)	312,202	$6,590,593
PGIM Jennison Global Infrastructure Fund (Class R6)	468,927	6,743,171
PGIM Jennison MLP Fund (Class R6)	558,205	2,400,280
PGIM Jennison Natural Resources Fund (Class R6)	179,467	5,095,058
PGIM QMA Commodity Strategies Fund (Class R6)	1,607,407	13,405,778
PGIM Select Real Estate Fund (Class R6)	564,565	6,723,970
PGIM Short Duration High Yield Income Fund (Class R6)	213,467	1,857,160
PGIM Short-Term Corporate Bond Fund (Class R6)	567,517	6,458,346
Total Affiliated Mutual Funds (cost $47,485,853)(w)		49,274,356

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations 29.5%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	325	326,656
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	142	144,048
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	5,310	5,475,016
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	837	928,862
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	2,869	3,059,920
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	870	957,302
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	1,518	1,700,636
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	1,928	2,050,287
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	3,383	3,725,343
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	139	174,799
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	261	341,074
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	3,681	4,294,027
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	690	944,238
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	546	757,263
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	743	1,055,216
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	246	248,512
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	226	327,686
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	587	911,351
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	252	396,594
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	14	22,062
Total U.S. Treasury Obligations (cost $25,460,623)				27,840,892

PGIM Real Assets Fund
Consolidated Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Exchange-Traded Fund 0.3%
VanEck Vectors Gold Miners ETF (cost $261,203)	7,100	$304,874

Total Long-Term Investments (cost $73,207,679)		77,420,122

Short-Term Investments 17.8%
Affiliated Mutual Fund 1.0%
PGIM Core Ultra Short Bond Fund (cost $903,910)(w)	903,910	903,910
Unaffiliated Fund 15.8%
Dreyfus Treasury Securities Cash Management (cost $14,936,470)(bb)	14,936,470	14,936,470

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(bb)(k)(n) 1.0%
U.S. Treasury Bills	0.010%	09/17/20	150	149,984
U.S. Treasury Bills	0.120	09/17/20	100	99,989
U.S. Treasury Bills	0.160	09/17/20	700	699,922

Total U.S. Treasury Obligations (cost $949,836)				949,895

Total Short-Term Investments (cost $16,790,216)				16,790,275

TOTAL INVESTMENTS 99.7% (cost $89,997,895)				94,210,397
Other assets in excess of liabilities(z) 0.3%				298,118

Net Assets 100.0%				$94,508,515

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
MLP—Master Limited Partnership
TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

PGIM Real Assets Fund
Consolidated Schedule of Investments as of July 31, 2020 (unaudited) (continued)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at July 31, 2020(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
81	Gold 100 OZ	Dec. 2020	$16,085,790	$536,025
3	Silver	Sep. 2020	363,240	90,833
				$626,858

(1)    Represents positions held in the Cayman Subsidiary.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).